Pledged assets (Tables)	12 Months Ended
Dec. 31, 2020
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Certain Assets Provided as Collateral Mainly for Long-term Bank Loans and Leases

Assets	Purpose	December 31, 2019	December 31, 2020
		Carry amount	Carry amount
		NT$000	NT$000
Non-current financial assets at amortized cost	Lease and bank loan	68,450	48,319
Property, plant and equipment, net
- Land	Bank loan	452,738	452,738
- Buildings	Bank loan	4,095,929	4,092,287
- Machinery and equipment	Bank loan	4,105,912	6,912,544

		8,723,029	11,505,888